UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

ITEM 1.    SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

September 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 23.0%
Capital Markets - 8.0%
3i Group PLC	2,203,981	$27,906,080
Credit Suisse Group AG	290,217	13,553,717
Gottex Fund Management Holdings Ltd.	693,956	7,716,109
ICAP PLC	3,000,039	19,350,371
Julius Baer Holding AG	364,955	18,149,386
Macquarie Group Ltd.	757,668	23,329,643
Man Group PLC	8,128,908	49,674,343
Partners Group Holding AG	416,397	52,151,076

		211,830,725

Commercial Banks - 12.7%
Banco Santander Central Hispano SA	4,479,029	67,160,070
Industrial & Commercial Bank of China Ltd.-Class H	100,412,000	60,688,039
Investimentos Itau SA	9,524,822	47,651,640
National Bank of Greece SA	601,446	24,373,388
Powszechna Kasa Oszczednosci Bank Polski SA	1,777,307	32,574,373
Siam Commercial Bank PCL	14,587,300	29,510,634
Standard Chartered PLC	1,765,353	43,437,608
United Overseas Bank Ltd.	2,613,000	31,237,975

		336,633,727

Diversified Financial Services - 1.2%
Deutsche Boerse AG	150,876	13,973,180
IG Group Holdings PLC	3,162,196	17,973,247

		31,946,427

Insurance - 1.1%
Prudential PLC	3,156,104	28,777,543

		609,188,422

Energy - 13.7%
Energy Equipment & Services - 3.9%
Schlumberger Ltd.	421,100	32,883,699
Tenaris SA (Sponsored) (ADR)	797,000	29,720,130
WorleyParsons Ltd.	1,635,465	40,452,294

		103,056,123

Oil, Gas & Consumable Fuels - 9.8%
Addax Petroleum Corp.	844,642	22,928,548
BG Group PLC	3,958,819	71,797,243
Gazprom OAO (Sponsored) (ADR)	1,387,690	43,434,697
Sasol Ltd.	1,556,152	66,417,672
StatoilHydro ASA	2,299,394	54,641,307

		259,219,467

		362,275,590

Consumer Staples - 10.8%
Beverages - 1.5%
Carlsberg A/S-Class B	153,157	11,677,213
Central European Distribution Corp. (a)	306,500	13,918,165
Fomento Economico Mexicano SAB de CV Series B (ADR)	396,815	15,134,524

		40,729,902

Food & Staples Retailing - 2.6%
Seven & I Holdings Co. Ltd.	409,800	11,773,513
Tesco PLC	8,304,239	57,755,560

		69,529,073

Food Products - 3.6%
Nestle SA	1,571,820	67,930,252
Unilever NV	994,719	28,000,166

		95,930,418

Household Products - 0.9%
Reckitt Benckiser PLC	500,890	24,285,559

Tobacco - 2.2%
British American Tobacco PLC	1,454,312	47,479,463
Japan Tobacco, Inc.	2,552	9,618,706

		57,098,169

		287,573,121

Industrials - 10.6%
Aerospace & Defense - 1.8%
BAE Systems PLC	6,492,730	47,863,464

Commercial Services & Supplies - 0.9%
Capita Group PLC	1,992,140	24,793,500

Electrical Equipment - 1.6%
ABB Ltd. (a)	1,324,951	25,675,434
SMA Solar Technology AG (a)	135,241	10,444,920
Ushio, Inc.	443,400	7,305,682

		43,426,036

Industrial Conglomerates - 2.8%
Siemens AG	511,082	48,070,957
Smiths Group PLC	1,380,720	25,037,091

		73,108,048

Machinery - 0.8%
Atlas Copco AB-Class A	1,891,087	21,484,614

Road & Rail - 0.9%
Central Japan Railway Co.	2,436	22,970,320

Trading Companies & Distributors - 1.8%
Mitsubishi Corp.	1,338,000	27,910,879
Mitsui & Co. Ltd.	1,636,000	20,309,829

		48,220,708

		281,866,690

Materials - 9.2%
Chemicals - 1.4%
Incitec Pivot Ltd.	9,409,140	37,698,355

Construction Materials - 0.6%
CRH PLC	717,198	15,323,277

Metals & Mining - 7.2%
ArcelorMittal (Euronext Amsterdam)	399,468	20,219,376
BHP Billiton PLC	2,285,438	51,774,892
Cia Vale do Rio Doce-Class B (ADR)	870,340	15,405,018
Equinox Minerals Ltd. (a)	6,845,514	16,209,251
Evraz Group Sa - Gdr Reg S (GDR) (b)	374,778	14,438,585
Fortescue Metals Group Ltd. (a)	1,080,010	4,109,069
Rio Tinto PLC	1,076,210	67,542,240

		189,698,431

		242,720,063

Telecommunication Services - 8.1%
Diversified Telecommunication Services - 3.4%
Global Village Telecom Holding SA (a)	700,600	10,599,755
Iliad SA	224,115	18,673,153
Telefonica SA	1,776,172	42,233,110
Vimpel-Communications (Sponsored) (ADR)	939,300	19,067,790

		90,573,808

Wireless Telecommunication Services - 4.7%
America Movil SAB de CV Series L (ADR)	527,607	24,459,860
China Unicom Ltd	5,822,000	8,758,437
MTN Group Ltd.	1,322,369	18,659,275
NTT Docomo, Inc.	15,368	24,599,517
Vodafone Group PLC	21,876,754	48,313,614

		124,790,703

		215,364,511

Health Care - 7.4%
Biotechnology - 0.8%
Basilea Pharmaceutica (a)	70,708	10,473,602
CSL Ltd./Australia	322,859	9,780,970

		20,254,572

Health Care Equipment & Supplies - 1.0%
Alcon, Inc.	68,300	11,031,133
Essilor International SA	323,835	16,174,057

		27,205,190

Health Care Providers & Services - 0.4%
Fresenius Medical Care AG	220,811	11,408,790

Pharmaceuticals - 5.2%
AstraZeneca PLC	668,325	29,245,546
Bayer AG	138,204	10,145,110
GlaxoSmithKline PLC	623,154	13,499,227
Novartis AG	829,276	43,660,990
Roche Holding AG	130,000	20,350,447
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	463,495	21,223,436

		138,124,756

		196,993,308

Consumer Discretionary - 6.1%
Auto Components - 0.5%
Denso Corp.	555,200	13,617,856

Automobiles - 1.8%
Honda Motor Co. Ltd.	1,163,100	35,280,036
Porsche Automobil Holding SE	123,930	13,742,181

		49,022,217

Hotels, Restaurants & Leisure - 0.7%
OPAP, SA	631,275	19,376,432

Household Durables - 0.3%
Sony Corp.	249,600	7,697,068

Leisure Equipment & Products - 0.6%
Nikon Corp.	646,000	15,496,915

Media - 2.2%
Eutelsat Communications	1,366,983	36,362,076
SES Global SA (FDR)	998,422	20,668,048

		57,030,124

		162,240,612

Information Technology - 5.0%
Electronic Equipment, Instruments & Components - 0.4%
Nidec Corp.	170,400	10,482,792

IT Services - 1.0%
Cap Gemini SA	584,792	27,626,066

Office Electronics - 0.4%
Konica Minolta Holdings, Inc.	796,000	9,097,284

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Semiconductor Engineering, Inc.	16,892,960	8,609,561
Tokyo Electron Ltd.	214,800	9,719,971

		18,329,532

Software - 2.5%
Nintendo Co. Ltd.	8,800	3,732,729
SAP AG	695,238	36,998,153
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	1,043,100	26,651,205

		67,382,087

		132,917,761

Utilities - 3.4%
Electric Utilities - 2.4%
CEZ	257,805	16,017,345
E.ON AG	954,532	48,480,320

		64,497,665

Independent Power Producers & Energy Traders - 1.0%
International Power PLC	3,908,446	25,290,236

		89,787,901

Total Common Stocks (cost $3,120,955,863)		2,580,927,979

WARRANTS - 0.7%
Financials - 0.7%
Commercial Banks - 0.7%
Sberbank, expiring 2/23/10 (a) (cost $47,330,083)	11,256	19,282,879

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
Ing Bank
4.00%, 10/01/08 (cost $36,500,000)	$36,500	36,500,000

Total Investments - 99.4%
(cost $3,204,785,946)		2,636,710,858
Other assets less liabilities - 0.6%		14,860,637

Net Assets - 100.0%		$2,651,571,495

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of this security amounted to $14,438,585 or 0.5% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

AllianceBernstein International Growth Fund

September 30, 2008 (unaudited)

Summary

27.4%	United Kingdom
10.3%	Switzerland
8.7%	Japan
7.3%	Germany
4.4%	Australia
4.2%	Spain
3.7%	France
3.7%	Russia
3.3%	China
3.2%	South Africa
2.8%	Brazil
2.1%	Norway
1.8%	Netherlands
15.7%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Argentina, Canada, Czech Republic, Denmark, Greece, Hong Kong, Ireland, Israel, Luxembourg, Mexico, Poland, Singapore, Sweden, Taiwan, Thailand and United States.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of 09/30/08:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$442,678,236	$0
Level 2	2,145,239,110	0
Level 3	48,793,512	0

Total	$2,636,710,858	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 06/30/08	$0	0
Accrued discounts/premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	(42,655,850)	0
Net purchases (sales)	91,449,362	0
Net transfers in and/or out of Level 3	0	0

Balance as of 09/30/08:	$48,793,512	$0

Net change in unrealized depreciation from Investments still held as of 09/30/2008:	$(423,042,866)	$0

*	The realized gain (loss) recognized during the period ended 09/30/08 for other financial instruments was $(0).

ITEM 2.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.    EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2008